Schedule of investments
Delaware Extended Duration Bond Fund	October 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 92.43%
Banking — 12.34%
Ally Financial
4.70% 5/15/26 μ, ψ	2,085,000	$ 2,167,097
8.00% 11/1/31	595,000	852,557

Bank of America 2.972% 7/21/52 μ	7,400,000	7,474,656
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	2,600,000	2,835,820
Barclays
3.811% 3/10/42 μ	3,240,000	3,442,184
4.375% 3/15/28 μ, ψ	1,875,000	1,849,312

BPCE 144A 3.582% 10/19/42 #, μ	564,000	580,886
Citigroup 4.00% 12/10/25 μ, ψ	3,715,000	3,803,231
Credit Agricole 144A 2.811% 1/11/41 #	9,000,000	8,604,429
Credit Suisse Group
144A 4.50% 9/3/30 #, μ, ψ	701,000	683,265
144A 5.10% 1/24/30 #, μ, ψ	1,145,000	1,159,919
144A 5.25% 2/11/27 #, μ, ψ	1,305,000	1,358,831
144A 6.375% 8/21/26 #, μ, ψ	2,310,000	2,520,787

Deutsche Bank 3.729% 1/14/32 μ	2,445,000	2,508,299
Goldman Sachs Group 2.908% 7/21/42 μ	1,855,000	1,854,009
HSBC Holdings 4.60% 12/17/30 μ, ψ	2,015,000	2,007,202
JPMorgan Chase & Co. 3.328% 4/22/52 μ	5,105,000	5,521,480
Morgan Stanley
2.484% 9/16/36 μ	2,360,000	2,294,603
2.802% 1/25/52 μ	2,845,000	2,816,647

NatWest Group 4.60% 6/28/31 μ, ψ	1,625,000	1,604,688
SVB Financial Group 4.00% 5/15/26 μ, ψ	4,365,000	4,381,369
Truist Financial 4.95% 9/1/25 μ, ψ	4,285,000	4,661,009
UBS 7.625% 8/17/22	2,635,000	2,772,577
UBS Group 144A 4.375% 2/10/31 #, μ, ψ	1,640,000	1,633,030
Wells Fargo & Co. 3.90% 3/15/26 μ, ψ	2,825,000	2,879,734
		72,267,621
Basic Industry — 4.25%
Graphic Packaging International 144A 3.50% 3/1/29 #	1,265,000	1,253,931
LYB International Finance III 3.375% 10/1/40	2,627,000	2,722,957
LyondellBasell Industries 4.625% 2/26/55	1,160,000	1,442,968
Packaging Corp. of America
3.05% 10/1/51	2,915,000	2,958,448
4.05% 12/15/49	2,980,000	3,549,319

RPM International 4.25% 1/15/48	3,115,000	3,569,432
Steel Dynamics 3.25% 10/15/50	4,335,000	4,398,816
NQ-464 [10/21] 12/21 (1946824)    1

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

Westlake Chemical 3.125% 8/15/51	5,140,000	$ 4,997,181
		24,893,052
Brokerage — 1.16%
Charles Schwab
4.00% 6/1/26 μ, ψ	1,210,000	1,246,784
5.375% 6/1/25 μ, ψ	2,525,000	2,783,560

Jefferies Group 6.50% 1/20/43	1,985,000	2,783,211
		6,813,555
Capital Goods — 3.38%
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	1,285,000	1,279,410
Boeing 3.75% 2/1/50	2,790,000	2,939,538
Masco 3.125% 2/15/51	7,435,000	7,497,005
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	1,315,000	1,288,371
Rockwell Automation 2.80% 8/15/61	1,585,000	1,577,241
Waste Connections
2.95% 1/15/52	2,950,000	2,940,642
3.05% 4/1/50	2,215,000	2,257,481
		19,779,688
Communications — 12.48%
Altice France
144A 5.125% 1/15/29 #	1,425,000	1,384,031
144A 5.50% 10/15/29 #	1,360,000	1,334,799

AMC Networks 4.25% 2/15/29	2,000,000	1,972,500
AT&T 3.50% 9/15/53	6,885,000	7,007,342
Cellnex Finance 144A 3.875% 7/7/41 #	4,365,000	4,273,510
Comcast
2.80% 1/15/51	1,735,000	1,668,112
3.20% 7/15/36	1,575,000	1,677,017

Crown Castle International 2.90% 4/1/41	7,010,000	6,778,960
CSC Holdings 144A 4.50% 11/15/31 #	2,230,000	2,163,602
Deutsche Telekom 144A 3.625% 1/21/50 #	3,135,000	3,387,731
Discovery Communications 4.00% 9/15/55	5,873,000	6,246,916
Level 3 Financing
144A 3.625% 1/15/29 #	715,000	677,434
144A 4.25% 7/1/28 #	1,505,000	1,489,897
Time Warner Cable
6.75% 6/15/39	2,105,000	2,886,012
7.30% 7/1/38	3,170,000	4,567,880
2    NQ-464 [10/21] 12/21 (1946824)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
3.00% 2/15/41	6,590,000	$ 6,351,963
144A 3.40% 10/15/52 #	2,325,000	2,318,153
Verizon Communications
3.40% 3/22/41	1,200,000	1,260,389
3.55% 3/22/51	5,015,000	5,417,257

ViacomCBS 4.375% 3/15/43	2,715,000	3,108,754
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	2,460,000	2,598,769
Vodafone Group
4.25% 9/17/50	2,625,000	3,081,070
4.875% 6/19/49	1,140,000	1,424,129
		73,076,227
Consumer Cyclical — 3.62%
Ford Motor 8.50% 4/21/23	2,475,000	2,716,931
General Motors 6.25% 10/2/43	5,425,000	7,413,029
General Motors Financial 5.70% 9/30/30 μ, ψ	2,355,000	2,722,969
Lowe's 2.80% 9/15/41	7,610,000	7,500,255
Prime Security Services Borrower 144A 3.375% 8/31/27 #	895,000	858,435
		21,211,619
Consumer Non-Cyclical — 11.92%
AbbVie 4.05% 11/21/39	4,600,000	5,292,444
Amgen 3.00% 1/15/52	2,375,000	2,330,828
Anheuser-Busch InBev Worldwide
4.70% 2/1/36	460,000	556,927
4.90% 2/1/46	7,685,000	9,815,336

Archer-Daniels-Midland 2.70% 9/15/51	4,455,000	4,519,218
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	1,385,000	1,529,033
CVS Health
4.25% 4/1/50	3,745,000	4,540,113
4.78% 3/25/38	3,415,000	4,182,007

Energizer Holdings 144A 4.375% 3/31/29 #	1,155,000	1,108,223
Gilead Sciences 2.80% 10/1/50	900,000	873,888
Mondelez International 2.625% 9/4/50	3,720,000	3,511,947
Mozart Debt Merger Sub 144A 3.875% 4/1/29 #	1,875,000	1,867,969
PepsiCo 2.75% 10/21/51	2,860,000	2,953,881
Regeneron Pharmaceuticals 2.80% 9/15/50	7,108,000	6,708,327
Takeda Pharmaceutical 3.175% 7/9/50	7,560,000	7,740,867
Teleflex 144A 4.25% 6/1/28 #	1,345,000	1,383,635
Tenet Healthcare 144A 4.25% 6/1/29 #	1,345,000	1,363,198
US Foods 144A 4.75% 2/15/29 #	2,000,000	2,026,040
NQ-464 [10/21] 12/21 (1946824)    3

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Viatris 4.00% 6/22/50	7,020,000	$ 7,545,116
		69,848,997
Electric — 11.72%
American Transmission Systems 144A 5.00% 9/1/44 #	5,110,000	6,645,331
Arizona Public Service
4.20% 8/15/48	2,720,000	3,262,273
4.25% 3/1/49	2,324,000	2,798,732

Berkshire Hathaway Energy 2.85% 5/15/51	463,000	454,498
CMS Energy 4.75% 6/1/50 μ	2,685,000	2,987,062
Commonwealth Edison 2.75% 9/1/51	1,960,000	1,934,701
Consumers Energy 2.65% 8/15/52	2,270,000	2,248,329
Duke Energy
3.25% 1/15/82 μ	975,000	969,012
4.875% 9/16/24 μ, ψ	2,445,000	2,601,480
Entergy Arkansas
3.35% 6/15/52	2,280,000	2,471,390
4.95% 12/15/44	2,765,000	3,007,048

Evergy Kansas Central 3.25% 9/1/49	1,117,000	1,194,626
NRG Energy 144A 3.625% 2/15/31 #	675,000	657,788
Oglethorpe Power
3.75% 8/1/50	3,190,000	3,490,331
5.05% 10/1/48	2,580,000	3,279,214
Pacific Gas and Electric
3.30% 8/1/40	1,105,000	1,044,387
4.60% 6/15/43	5,775,000	5,918,467
4.95% 7/1/50	1,620,000	1,795,388

PacifiCorp 2.90% 6/15/52	5,657,000	5,635,316
Public Service Co. of Oklahoma 3.15% 8/15/51	1,680,000	1,727,746
San Diego Gas & Electric 3.32% 4/15/50	1,195,000	1,279,747
Sempra Energy 4.875% 10/15/25 μ, ψ	1,485,000	1,605,894
Southern California Edison
3.65% 2/1/50	1,125,000	1,214,664
4.125% 3/1/48	5,220,000	5,890,143
4.875% 3/1/49	15,000	18,906

Tampa Electric 3.45% 3/15/51	4,087,000	4,532,126
		68,664,599
Energy — 10.46%
BP Capital Markets 4.875% 3/22/30 μ, ψ	255,000	278,220
4    NQ-464 [10/21] 12/21 (1946824)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
BP Capital Markets America
2.939% 6/4/51	7,650,000	$ 7,477,944
3.06% 6/17/41	2,105,000	2,128,847

Devon Energy 4.75% 5/15/42	3,155,000	3,674,180
Diamondback Energy 4.40% 3/24/51	4,185,000	4,832,729
Enbridge 5.75% 7/15/80 μ	1,840,000	2,072,760
Enbridge Energy Partners 5.50% 9/15/40	1,392,000	1,791,727
Energy Transfer
6.25% 4/15/49	1,630,000	2,168,237
6.50% 11/15/26 μ, ψ	4,112,000	4,266,200

Eni 144A 5.70% 10/1/40 #	3,450,000	4,469,640
Enterprise Products Operating
3.20% 2/15/52	3,648,000	3,603,677
3.30% 2/15/53	3,165,000	3,176,978

EQM Midstream Partners 144A 4.75% 1/15/31 #	1,450,000	1,503,070
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	1,570,000	1,546,880
Kinder Morgan 3.25% 8/1/50	5,775,000	5,595,036
Marathon Oil 5.20% 6/1/45	2,545,000	3,128,846
Northern Natural Gas 144A 3.40% 10/16/51 #	1,080,000	1,132,968
NuStar Logistics 6.375% 10/1/30	2,000,000	2,194,710
Targa Resources Partners
4.875% 2/1/31	1,390,000	1,500,477
5.50% 3/1/30	348,000	382,901

Williams 3.50% 10/15/51	4,250,000	4,360,463
		61,286,490
Finance Companies — 1.31%
AerCap Holdings 5.875% 10/10/79 μ	260,000	271,632
AerCap Ireland Capital DAC 3.85% 10/29/41	5,420,000	5,620,304
Air Lease 4.125% 12/15/26 μ, ψ	910,000	898,625
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	830,000	872,209
		7,662,770
Insurance — 9.57%
Aon 2.90% 8/23/51	3,910,000	3,845,973
Arthur J Gallagher & Co. 3.50% 5/20/51	6,605,000	7,202,436
Athene Holding 3.95% 5/25/51	2,615,000	2,940,397
Brighthouse Financial 4.70% 6/22/47	6,344,000	7,290,456
Equitable Holdings 4.95% 9/15/25 μ, ψ	635,000	684,213
Global Atlantic 144A 4.70% 10/15/51 #, μ	1,980,000	2,040,982
Hartford Financial Services Group 2.90% 9/15/51	1,530,000	1,521,785
High Street Funding Trust II 144A 4.682% 2/15/48 #	6,505,000	8,090,757
NQ-464 [10/21] 12/21 (1946824)    5

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	4,011,000	$ 4,836,058
New York Life Insurance 144A 3.75% 5/15/50 #	2,025,000	2,326,003
Old Republic International 3.85% 6/11/51	1,565,000	1,717,561
Pacific Life Insurance 144A 4.30% 10/24/67 #, μ	4,985,000	5,766,249
Prudential Financial
3.70% 10/1/50 μ	1,365,000	1,408,778
4.35% 2/25/50	4,982,000	6,358,323
		56,029,971
Natural Gas — 3.66%
Atmos Energy 2.85% 2/15/52	2,830,000	2,791,333
Brooklyn Union Gas 144A 4.273% 3/15/48 #	689,000	796,640
Piedmont Natural Gas 3.64% 11/1/46	3,035,000	3,305,646
Southern California Gas 4.30% 1/15/49	4,500,000	5,667,105
Southwest Gas
3.80% 9/29/46	2,150,000	2,362,779
4.15% 6/1/49	2,430,000	2,796,761

Spire Missouri 3.30% 6/1/51	3,440,000	3,731,955
		21,452,219
Real Estate Investment Trusts — 1.36%
Charter Communications Operating 4.40% 12/1/61	5,870,000	6,241,935
Iron Mountain 144A 5.25% 7/15/30 #	1,666,000	1,741,811
		7,983,746
Technology — 2.86%
Alphabet 2.05% 8/15/50	5,730,000	5,155,260
Analog Devices 2.95% 10/1/51	3,980,000	4,146,453
Apple 2.70% 8/5/51	2,900,000	2,895,649
Broadcom 144A 3.137% 11/15/35 #	3,330,000	3,276,554
NCR 144A 5.125% 4/15/29 #	1,255,000	1,284,907
		16,758,823
Transportation — 1.59%
Air Canada 144A 3.875% 8/15/26 #	1,410,000	1,429,388
DAE Funding 144A 3.375% 3/20/28 #	415,000	424,517
Delta Air Lines 144A 7.00% 5/1/25 #	1,441,000	1,681,983
Mileage Plus Holdings 144A 6.50% 6/20/27 #	1,550,000	1,688,895
Seaspan 144A 5.50% 8/1/29 #	1,175,000	1,188,113
Union Pacific 2.95% 3/10/52	2,810,000	2,885,572
		9,298,468
6    NQ-464 [10/21] 12/21 (1946824)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities — 0.75%
Essential Utilities
3.351% 4/15/50	1,015,000	$ 1,086,308
4.276% 5/1/49	2,726,000	3,318,552
		4,404,860
Total Corporate Bonds (cost $514,442,660)		541,432,705

Municipal Bonds — 1.62%
Long Island, New York Power Authority Electric System Revenue (Federally Taxable - Issuer Subsidy - Build America Bonds) Series B 5.85% 5/1/41	3,600,000	5,007,204
Metropolitan Transportation Authority, New York Revenue (Build America Bonds) Series A-2 6.089% 11/15/40	3,205,000	4,487,417
Total Municipal Bonds (cost $6,824,905)		9,494,621

Loan Agreements — 1.85%
Applied Systems 1st Lien 3.75% (LIBOR03M + 3.25%) 9/19/24 •	2,698,504	2,698,841
Ensemble RCM 3.879% (LIBOR03M + 3.75%) 8/3/26 •	1,329,823	1,333,562
Gates Global Tranche B-3 3.25% (LIBOR01M + 2.50%) 3/31/27 •	1,359,725	1,358,734
Informatica Tranche B TBD 10/13/28 X	1,355,000	1,353,588
Prime Security Services Borrower Tranche B-1 3.50% (LIBOR01M + 2.75%) 9/23/26 •	1,363,150	1,362,840
RealPage 1st Lien 3.75% (LIBOR01M + 3.25%) 4/24/28 •	1,390,000	1,388,407
Reynolds Group Holdings Tranche B-2 3.337% (LIBOR01M + 3.25%) 2/5/26 •	1,359,725	1,353,245
Total Loan Agreements (cost $10,874,397)		10,849,217
	Number of shares
Convertible Preferred Stock — 0.74%
Bank of America 7.25% exercise price $50.00 **	1,360	1,947,819
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	14,912	752,568
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 **	1,597	1,605,784
Total Convertible Preferred Stock (cost $4,194,315)		4,306,171
NQ-464 [10/21] 12/21 (1946824)    7

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)
	Principal amount°	Value (US $)
US Treasury Obligation — 0.46%
US Treasury Bond 2.00% 8/15/51	2,655,000	$ 2,693,581
Total US Treasury Obligation (cost $2,611,234)		2,693,581
	Number of shares
Short-Term Investments — 1.90%
Money Market Mutual Funds — 1.90%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	2,785,886	2,785,886
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	2,785,886	2,785,886
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	2,785,886	2,785,886
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	2,785,885	2,785,885
Total Short-Term Investments (cost $11,143,543)		11,143,543
Total Value of Securities—99.00% (cost $550,091,054)		579,919,838

Receivables and Other Assets Net of Liabilities—1.00%		5,833,489
Net Assets Applicable to 83,548,906 Shares Outstanding—100.00%		$585,753,327
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2021, the aggregate value of Rule 144A securities was $103,528,061, which represents 17.67% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
8    NQ-464 [10/21] 12/21 (1946824)

(Unaudited)
X	This loan will settle after October 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
**	Perpetual security with no stated maturity date.
The following futures contracts were outstanding at October 31, 2021:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
255	US Treasury Long Bonds	$41,015,156	$41,408,260	12/21/21	$(393,104)	$87,656
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
TBD – To be determined
USD – US Dollar
NQ-464 [10/21] 12/21 (1946824)    9